Employee Benefits (Amounts Expected To Be Amortized From Accumulated Other Comprehensive Income Into Net Periodic Benefit Cost) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Employee Benefits [Abstract]
Net actuarial gain	$ 367